Schedule of classification of financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Trade receivables	$ 1,811,626	$ 1,746,141
Amount owing by shareholders	10,000	10,000
Amount owing by related party	108,950	113,650
Other receivables	11,549	87,686
Fixed deposits with financial institutions	681,313	859,902
Cash and bank balances	494,180	684,064
Restricted cash	607,591	350,459
Financial assets at amortized cost	3,725,209	3,851,902
Trade payables	411,066	471,266
Other payables	381,131	1,063,903
Client’s funds held in trust	607,591	350,459
Accruals	58,184	33,986
Financial liabilities at amortized cost	1,457,972	1,919,614
Interest expense	$ 7,325	$ 17,381